Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
REVENUES:
Revenues	$ 28,433	$ 13,075	$ 3,602
EXPENSES:
Voyage expenses (Note 15)	736	370	113
Bareboat charter hire expenses (Note 7)	6,299	5,274
Amortization of prepaid bareboat charter hire (Note 7)	1,577	1,431
Vessel operating expenses (Note 15)	9,913	4,789	1,143
Vessel depreciation (Note 5)	3,467	668	757
Management fees-related parties (Note 6)	1,824	1,621	703
General and administrative expenses	2,906	2,983	2,335
Other operating loss/ (income) (Note 20)	(3,137)
Impairment on vessel (Note 5)		3,081
Operating (loss)/income	4,848	(7,416)	(588)
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $0, $20 and $509, respectively, to related party) (Note 16)	(3,093)	(719)	(450)
Gain/(loss) on derivative financial instruments (Note 18)	(698)	(392)	3,866
Interest income			74
Other, net	(5)	20	(6)
Total other income/(expenses), net	(3,796)	(1,091)	3,484
Net income/(loss) and comprehensive income/(loss)	1,052	(8,507)	2,896
Deemed dividend for beneficial conversion feature of Series B convertible preferred stock (Note 2 and 21)	(1,403)
Net income/(loss) attributable to common shareholders	$ (351)	$ (8,507)	$ 2,896
Earnings/(loss) per common share, basic (Note 14) (in dollars per share)	$ (0.09)	$ (4.21)	$ 2.23
Earnings/(loss) per common share, diluted (Note 14) (in dollars per share)	$ (0.09)	$ (4.21)	$ 1.84